Related Party Transactions - (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Mar. 28, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Proceeds from sale of common stock						$ 750
CCMP and Oak Hill Funds
Payments to independent directors	$ 88	$ 196	$ 214	$ 321	$ 577	562	$ 546
Gregory Mann and Gabrielle Man
Lease rent expense	$ 88	$ 88	$ 176	$ 175	351	350	350
Members of management and the Board of Directors
Proceeds from sale of common stock					$ 0	$ 750	$ 0